[Letterhead]

November 26, 2008

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:
Form S-3 Registration Statement of Sun Life Assurance Company of Canada (U.S.) (“Sun Life”) to Register the Continued Offer and Sale of Market Value Adjusted Interests (the “MVAs”) that Are Now Registered Pursuant to a Currently-Effective Form S-3 (Commission File No. 333-82824)

Commissioners:

I.  Purpose of the Enclosed Registration Statement (i.e., to Satisfy the Triennial Re-Filing Requirement Embodied in Rule 415(a)(5) and (6) Under the Securities Act of 1933, as Amended (“1933 Act”))

The MVAs that are the subject of the enclosed Form S-3 registration statement (the “Enclosed Form S-3”) are the same MVAs that are the subject of a currently-effective Form S-3 registration statement, Commission File No. 333-82824 (the “Old Form S-3”).  The MVAs are issued pursuant to a form of annuity contract (“Contract”1) issued by Sun Life. Nevertheless, for 1933 Act purposes, we treat the MVAs as being “securities” that are not entitled to rely on the exclusion in Section 3(a)(8) of that Act. Although the Contracts are no longer being offered and sold to new purchasers, additional purchase payments continue to be made pursuant to outstanding Contracts, and a very small proportion of those purchase payments continues to be allocated to MVAs.  Accordingly, we desire our offer and sale of the MVAs to continue to be registered under the 1933 Act.

In 2005, however, the Commission adopted revisions to Rule 415 under the 1933 Act that, in effect, prohibit an offering made in reliance on (inter alia) paragraphs (a)(1)(ix) or (x) of that rule from continuing for more than three years from the effective date of the related 1933 Act registration statement, unless a new 1933 Act registration statement is filed with respect to the offering. See Rule 415(a)(5) and (6). Sun Life’s offering of the MVAs is made in reliance on one or both of paragraphs (a)(1)(ix) or (x), and Sun Life, therefore, is now constrained to file a new 1933 Act registration statement with respect to the MVAs. Specifically, as Sun Life understands Rule 415(a)(5) and (6) and the Commission’s interpretation thereof, Sun Life would be required to cease its offer and sale of its MVAs in reliance on the Old Form S-3, unless a new Form S-3 registration statement is filed not later than December 1, 2008. The only reason that

1 The Contracts have been issued on both a group and individual basis. Accordingly, the term “Contract,” as used herein, refers not only to the individual and group contracts, but also to the “certificates” issued under group contracts. Our popular name for these Contracts is the “MFS Regatta Flex II” annuity contracts.

Sun Life is filing the Enclosed Form S-3 is to allow the offer and sale of MVAs pursuant to the Old Form S-3 to continue beyond that date. (Under Rule 415(a)(5)(ii), having now filed the Enclosed Form S-3, Sun Life can continue the offer and sale of MVAs pursuant to the Old Form S-3 until the earlier of the effective date of the Enclosed Form S-3 or 180 days after December 1, 2008.) Again, however, the Enclosed Form S-3 would not have been filed (or necessary), but for the requirements embodied in Rule 415(a)(5) and (6) that were adopted in 2005.

II.  Prospectus and Supplements Contained in the Enclosed Form S-3

A.  MFS Regatta Flex II Prospectus Dated May 1, 2007

The Enclosed Form S-3 contains a prospectus dated May 1, 2007 pertaining to Sun Life’s MFS Regatta Flex II Contracts (i.e., the Contracts to which the Old Form S-3 and the Enclosed Form S-3 relate). The MFS Regatta Flex II Contract is a “combination” contract under which, in addition to the MVAs, Sun Life offers variable investment options (the “Variable Options”) that are supported by a Sun Life separate account. The separate account and the interests therein have been registered, respectively, under the Investment Company Act of 1940, as amended, and the 1933 Act, pursuant to a currently-effective Form N-4 registration statement (Commission File Nos. 811-05846 and 333-74972) (the “Form N-4”).

The prospectus that is contained in the Enclosed Form S-3, likewise, is a “combined” prospectus that pertains to both the MVAs and the Variable Options. Sun Life, however, has not effected a general updating of that prospectus since 2007. With respect to the Variable Options under the Contracts and the Form N-4, Sun Life ceased such updating in reliance on the line of Commission staff no-action letters that includes Great-West Life & Annuity Insurance Company (Oct. 23, 1990). With respect to the MVAs and the Old Form S-3, such general updating has been unnecessary, in view of the fact that, for purposes of Form S-3, the prospectus is automatically updated by Sun Life’s filing from time to time of its periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”). (As required by the terms of Form S-3, the prospectus, of course, contains language that automatically incorporates by reference all future-filed periodic reports of Sun Life pursuant to the 1934 Act; and, in accordance with the Commission’s rules and interpretations, the filing of such periodic reports automatically updates the prospectus for purposes of Section 10(a)(3) of the 1933 Act.)

Because, therefore, the most recent prospectus for the MFS Regatta Flex II Contracts is the one dated May 1, 2007, that prospectus is included in the Enclosed Form S-3. However, in order to ensure  that the prospectus complies with all requirements of Form S-3 as of the current time, the Enclosed Form S-3 also includes three supplements to the May 1, 2007 prospectus, as discussed in II. B. below. Accordingly, for purposes of the Enclosed Form S-3, the prospectus consists of the May 1, 2007 MFS Regatta Flex II prospectus, as supplemented by the three supplements thereto that are also included in the filing.

B.  Three Prospectus Supplements

Although the MFS Regatta Flex II prospectus has not been generally updated since May 1, 2007, there were two developments that affected the MVAs and as to which Sun Life supplemented the May 1, 2007 prospectus. These developments resulted in two supplements (one dated May 1, 2008 and one dated September 25, 2008) that were filed with the Commission at the time of their issuance, and that are also included in the Enclosed Form S-3.

Finally, in order to otherwise generally revise the May 1, 2007 prospectus so that it will clearly comply at this time with all of the other requirements of Form S-3, a supplement dated “______, 2009” (the “2009 Supplement”) has been included in the enclosed Form S-3.

To summarize, the MVA prospectus in the Enclosed Form S-3 consists of the May 1, 2007 prospectus and the three brief supplements thereto that are also included in the Enclosed Form S-3. Our reasons for structuring the prospectus in this manner include the following:

•	No MFS Regatta Flex II Contracts are being offered or sold to new purchasers, and only a very small amount of additional premium payments under outstanding Contracts is being allocated to MVAs.
•
In order to be used as a Form S-3 prospectus with respect to the MVAs, the May 1, 2007 prospectus is not required to be generally updated each year, but, rather, customers have access to updated information primarily through the current and future periodic reports that Sun Life files and that are incorporated by reference into the prospectus. This means that there is very little additional information related to the MVAs that may be necessary to bring the prospectus into full current compliance with Form S-3’s requirements. Moreover, that limited additional information can (and will) be readily supplied by the three brief supplements that are also included in the Enclosed Form S-3; and the length and subject matter of these supplements are sufficiently limited that customers will be easily able to understand the supplements and their relationship to the base prospectus.

•
Apart from the 2009 Supplement, these are the same prospectus and supplements that are currently being relied upon in connection with the offer and sale of the MVAs pursuant to the Old Form S-3. The Enclosed Form S-3 is not being filed because of any substantive inadequacy that makes those documents inappropriate to use for that purpose in future years, but solely to comply with the new triennial re-filing requirement in Rule 415(a)(5) and (6). The prospectus and supplements currently in use are adequately serving their purpose in connection with the Old Form S-3, and we see no reason why (when further augmented by the 2009 Supplement) they cannot just as adequately continue serving that purpose in connection with the Enclosed Form S-3.

III.  Proposed Timetable

After receipt of any Commission staff comments on the Enclosed Form S-3, Sun Life, by pre-effective amendment, plans to respond to such comments and to supply all other items that may be necessary or appropriate to make the registration statement complete. Thereafter, we would expect to request effectiveness of the Enclosed Form S-3 as of a date substantially in advance of May 1, 2009, in order (among other things) to avoid the annual rush of other filings that we and other insurers make pursuant to the customary May 1 annual update cycle. Accordingly, we would appreciate receiving any comments that the staff may have on the enclosed filing as soon as reasonably possible.

IV.  Request for Expedited Selective Review

As noted above, the May 1, 2007 prospectus contained in the Enclosed Form S-3 is the same prospectus that has previously been filed with the Commission and is currently in use connection with the MFS Regatta Flex II Contracts. Two of the prospectus supplements contained in the Enclosed Form S-3 likewise have previously been filed with the Commission and are currently in use in connection with the MFS Regatta Flex II Contract. In any event, the information contained in those two supplements, as well as the information contained in the 2009 Supplement, is of limited scope. Accordingly, in view of the limited new material that the Enclosed Form S-3 will provide for review by the Commission staff, we request that the Enclosed Form S-3 be accorded expedited selective review by the staff.
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Please direct any comments or questions to me or, in my absence, to Thomas C. Lauerman at Jorden Burt LLP (202-965-8156).

Thank you very much for your attention to this filing.

Sincerely,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel